Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income (loss)	$ (33,239)	$ 989,723
Adjustments to reconcile net income to net cash provided by operating activities provided by operating activities:
Depreciation of property and equipment	349,264	280,872
Amortization of intangibles	396,795	242,255
Gain on bargain purchase		(2,125,532)
(Increase) decrease in operating assets:
Accounts receivable	200,951	(798,624)
Unbilled receivables	(73,627)
Prepaid expenses and other	(176,885)
Increase (decrease) in operating liabilities:
Accounts payable	(1,189,658)	1,249,080
Accrued expenses	(26,781)	104,312
Customer deposits	(648,989)	706,895
Settlement liability payable		65,000
Net cash provided (used in) by operating activities	(1,202,169)	713,980
Investing activities:
Purchase of property and equipment	(126,899)	(672,714)
Purchase of customer relationships		(1,300,000)
Deposits	(26,303)	(1,250)
Cash used in investing activities	(153,202)	(1,973,964)
Financing activities:
Net proceeds from borrowings, line of credit	1,183,462
Net proceeds from borrowing, line of credit	1,097,859	554,489
Repayment of capital lease obligations	(96,065)	(117,654)
Payments on contingent consideration payable	(219,713)
Proceeds from borrowings, stockholders		1,000,000
Repayment of notes payable - stockholders		(130,000)
Deferred financing costs incurred	(111,042)
Dividends		(200,000)
Net cash provided by financing activities	1,854,501	1,106,835
Net increase (decrease) in cash	499,130	(153,149)
Cash, beginning of year	2,153	155,302
Cash, end of year	501,283	2,153
Supplemental disclosure of cash flow information:
Cash paid for interest	394,344	74,513
Non-cash investing and financing activities:
Property and equipment acquired with capital lease		156,020
Business relationships acquired with debt		874,468
Business relationships acquired through bargain purchase gain		$ 2,125,532